RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	$ 12,566
Cash-flows:
Principal amount loaned – convertible note	0	$ 0	$ 20,000
Interest paid for senior secured term loan	5,946	7,314	6,424
Interest paid for convertible note	300	300	199
Interest paid on exchangeable notes	(8)	(8)	(1,293)
Repayment of exchangeable notes	0	0	(86,730)
Repayment of leases	(2,503)	(2,318)	(2,761)
Non-cash:
Loss on disposal of Exchangeable Notes	0	0	9,678
Non cash loan modification gain	3,567	0	0
Balance at December 31, 2022	12,762	12,566
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	55,387	59,826
Cash-flows:
Principal amount loaned – term loan	30,500	5,000
Loan origination costs paid	(324)	(194)
Interest paid for senior secured term loan	(6,253)	(7,314)
Interest paid for convertible note	(300)	(300)
Interest paid on exchangeable notes	(8)	(8)
Repayment of term loan		(10,050)
Repayment of leases	0	0
Penalty paid for early settlement of term loan		(905)
Non-cash:
Interest charged	6,561	7,622
Penalty for early settlement charged		905
Derivative financial asset at date of issue	28	11
Remeasurement of ROU assets	0
Disposals (related to Right of Use assets)		0
Additions (related to Right of Use assets)	0	0
Exchange adjustment	0	0
Accretion interest	3,214	1,927
Fair value of derivative liability - warrants	66	(1,133)
Fair value of additional derivative liability - warrants	1,066
Payment-in-kind (PIK) Interest	3,291
Contingent liability	1,813
Non cash loan modification gain	(3,567)
Balance at December 31, 2022	91,474	55,387	59,826
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	12,566	13,943
Cash-flows:
Principal amount loaned – term loan	0	0
Loan origination costs paid	0	0
Interest paid for senior secured term loan	0
Interest paid for convertible note	0	0
Interest paid on exchangeable notes	0	0
Repayment of leases	(2,503)	(2,318)
Penalty paid for early settlement of term loan		0
Non-cash:
Interest charged	0	0
Penalty for early settlement charged		0
Derivative financial asset at date of issue	0	0
Remeasurement of ROU assets	1,764
Disposals (related to Right of Use assets)		(106)
Additions (related to Right of Use assets)	855	112
Exchange adjustment	(512)	311
Accretion interest	592	624
Fair value of derivative liability - warrants	0	0
Fair value of additional derivative liability - warrants	0
Payment-in-kind (PIK) Interest	0
Contingent liability	0
Non cash loan modification gain	0
Balance at December 31, 2022	$ 12,762	$ 12,566	$ 13,943